Property and equipment net (Details narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and equipment net
Depreciation expense	$ 11,122	$ 26,870	$ 64,287